UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2009

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents

4 Performance Summary

5 Information About Your Portfolio's Expenses

6 Portfolio Summary

8 Investment Portfolio

17 Financial Statements

21 Financial Highlights

23 Notes to Financial Statements

28 Proxy Voting

29 Summary of Management Fee Evaluation by Independent Fee Consultant

32 Summary of Administrative Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

The Portfolio may not be able to mirror the S&P 500® closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivatives positions. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding the Portfolio's risk profile.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Portfolio's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold, nor promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio. There is no guarantee that the Portfolio will be able to mirror the S&P 500 index closely enough to track its performance.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are .33%, .58% and .72% for Class A, Class B and Class B2 shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Portfolio returns during all periods shown reflect a fee waiver/and or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500® Index

The Standard & Poor's (S&P) 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2009)
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,320	$7,377	$7,693	$8,842	$7,794
	Average annual total return	3.20%	-26.23%	-8.37%	-2.43%	-2.46%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$7,987
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	-2.22%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,305	$7,353	$7,629	$8,723	$9,488
	Average annual total return	3.05%	-26.47%	-8.63%	-2.69%	-.73%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	$8,928	$9,829
	Average annual total return	3.16%	-26.21%	-8.22%	-2.24%	-.24%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B2	Growth of $10,000	$10,294	$7,340	$7,605	N/A	$7,879
	Average annual total return	2.94%	-26.60%	-8.72%	N/A	-6.10%
S&P 500 Index	Growth of $10,000	$10,316	$7,379	$7,730	N/A	$8,105
	Average annual total return	3.16%	-26.21%	-8.22%	N/A	-5.45%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.
** The Portfolio commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,032.00	$ 1,030.50	$ 1,029.40
Expenses Paid per $1,000*	$ 1.51	$ 2.77	$ 3.37
Hypothetical 5% Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,023.31	$ 1,022.07	$ 1,021.47
Expenses Paid per $1,000*	$ 1.51	$ 2.76	$ 3.36
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.30%	.55%	.67%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	99%	100%
Cash Equivalents	1%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	18%	15%
Health Care	14%	15%
Financials	14%	13%
Energy	12%	14%
Consumer Staples	12%	13%
Industrials	10%	11%
Consumer Discretionary	9%	8%
Utilities	4%	4%
Telecommunication Services	4%	4%
Materials	3%	3%
	100%	100%
Ten Largest Equity Holdings (20.1% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	4.2%
2. Microsoft Corp. Developer of computer software	2.3%
3. Johnson & Johnson Provider of health care products	1.9%
4. Procter & Gamble Co. Manufacturer of diversified consumer products	1.8%
5. AT&T, Inc. Provider of communications services	1.8%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.7%
7. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.7%
8. JPMorgan Chase & Co. Provider of global financial services	1.6%
9. Apple, Inc. Manufacturer of personal computers and communication solutions	1.6%
10. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.5%

Asset allocation, sector diversification, and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 8. A complete list of portfolio holdings of the Portfolio is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 8.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	19,094	214,999
Johnson Controls, Inc.	49,938	1,084,653
		1,299,652
Automobiles 0.3%
Ford Motor Co.*	257,362	1,562,187
Harley-Davidson, Inc.	19,786	320,731
		1,882,918
Distributors 0.1%
Genuine Parts Co.	12,609	423,158
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	8,644	614,761
DeVry, Inc.	4,900	245,196
H&R Block, Inc.	26,596	458,249
		1,318,206
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units) (a)	36,846	949,521
Darden Restaurants, Inc.	11,954	394,243
International Game Technology	23,256	369,770
Marriott International, Inc. "A" (a)	23,326	514,799
McDonald's Corp.	88,891	5,110,344
Starbucks Corp.*	58,028	806,009
Starwood Hotels & Resorts Worldwide, Inc.	15,025	333,555
Wyndham Worldwide Corp.	14,337	173,765
Wynn Resorts Ltd.* (a)	5,400	190,620
Yum! Brands, Inc.	36,516	1,217,444
		10,060,070
Household Durables 0.4%
Black & Decker Corp. (a)	4,722	135,332
Centex Corp.	12,435	105,200
D.R. Horton, Inc. (a)	21,700	203,112
Fortune Brands, Inc.	12,755	443,109
Harman International Industries, Inc.	4,700	88,360
KB HOME (a)	5,992	81,971
Leggett & Platt, Inc.	12,264	186,781
Lennar Corp. "A" (a)	11,900	115,311
Newell Rubbermaid, Inc.	21,897	227,948
Pulte Homes, Inc. (a)	17,282	152,600
Snap-on, Inc.	4,493	129,129
The Stanley Works (a)	6,156	208,319
Whirlpool Corp. (a)	5,988	254,849
		2,332,021
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	25,928	2,169,136
Expedia, Inc.*	16,553	250,116
		2,419,252
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	21,807	64,549
Hasbro, Inc.	9,786	237,212
Mattel, Inc. (a)	28,298	454,183
		755,944
Media 2.5%
CBS Corp. "B"	55,087	381,202
Comcast Corp. "A"	232,387	3,367,288
Gannett Co., Inc.	18,542	66,195
Interpublic Group of Companies, Inc.*	38,897	196,430
	Shares	Value ($)

McGraw-Hill Companies, Inc.	25,764	775,754
Meredith Corp. (a)	2,924	74,708
New York Times Co. "A"	9,510	52,400
News Corp. "A"	182,054	1,658,512
Omnicom Group, Inc. (a)	24,532	774,721
Scripps Networks Interactive "A"	7,100	197,593
The DIRECTV Group, Inc.* (a)	42,500	1,050,175
Time Warner Cable, Inc.	27,891	883,308
Time Warner, Inc.	96,376	2,427,711
Viacom, Inc. "B"*	49,587	1,125,625
Walt Disney Co.	148,580	3,466,371
Washington Post Co. "B"	518	182,429
		16,680,422
Multiline Retail 0.8%
Big Lots, Inc.*	7,792	163,866
Family Dollar Stores, Inc.	11,070	313,281
J.C. Penney Co., Inc.	17,522	503,057
Kohl's Corp.*	24,978	1,067,809
Macy's, Inc.	33,608	395,230
Nordstrom, Inc. (a)	14,448	287,371
Sears Holdings Corp.* (a)	4,443	295,548
Target Corp.	60,610	2,392,277
		5,418,439
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A" (a)	7,400	187,886
AutoNation, Inc.* (a)	8,651	150,095
AutoZone, Inc.*	2,891	436,859
Bed Bath & Beyond, Inc.*	22,016	676,992
Best Buy Co., Inc.	26,836	898,737
GameStop Corp. "A"*	12,900	283,929
Home Depot, Inc.	136,085	3,215,688
Limited Brands, Inc. (a)	21,370	255,799
Lowe's Companies, Inc.	119,000	2,309,790
O'Reilly Automotive, Inc.* (a)	12,000	456,960
Office Depot, Inc.*	22,003	100,334
RadioShack Corp.	10,045	140,228
Staples, Inc.	57,589	1,161,570
The Gap, Inc.	36,832	604,045
The Sherwin-Williams Co.	7,689	413,284
Tiffany & Co. (a)	9,700	245,992
TJX Companies, Inc.	32,858	1,033,713
		12,571,901
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	25,600	688,128
NIKE, Inc. "B" (a)	31,950	1,654,371
Polo Ralph Lauren Corp. (a)	4,400	235,576
VF Corp.	6,887	381,196
		2,959,271
Consumer Staples 11.9%
Beverages 2.6%
Brown-Forman Corp. "B" (a)	7,750	333,095
Coca-Cola Co.	160,414	7,698,268
Coca-Cola Enterprises, Inc.	24,150	402,097
Constellation Brands, Inc. "A"*	15,400	195,272
Dr. Pepper Snapple Group, Inc.*	20,400	432,276
Molson Coors Brewing Co. "B"	11,984	507,283
Pepsi Bottling Group, Inc.	10,911	369,228
PepsiCo, Inc. (a)	125,446	6,894,512
		16,832,031
	Shares	Value ($)

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	35,045	1,601,557
CVS Caremark Corp. (a)	116,990	3,728,471
Kroger Co.	53,863	1,187,679
Safeway, Inc.	33,827	689,056
SUPERVALU, Inc.	16,648	215,592
Sysco Corp.	47,257	1,062,337
Wal-Mart Stores, Inc. (a)	179,827	8,710,820
Walgreen Co.	78,696	2,313,662
Whole Foods Market, Inc. (a)	11,100	210,678
		19,719,852
Food Products 1.8%
Archer-Daniels-Midland Co.	50,907	1,362,780
Campbell Soup Co.	16,185	476,163
ConAgra Foods, Inc.	35,305	672,913
Dean Foods Co.*	14,400	276,336
General Mills, Inc.	27,728	1,553,323
H.J. Heinz Co.	24,879	888,180
Hormel Foods Corp.	5,500	189,970
Kellogg Co.	21,932	1,021,373
Kraft Foods, Inc. "A"	118,882	3,012,470
McCormick & Co., Inc.	10,214	332,261
Sara Lee Corp.	55,739	544,013
The Hershey Co.	13,046	469,656
The J.M. Smucker Co.	9,366	455,750
Tyson Foods, Inc. "A"	22,800	287,508
		11,542,696
Household Products 2.6%
Clorox Co.	11,030	615,805
Colgate-Palmolive Co.	40,221	2,845,234
Kimberly-Clark Corp.	33,747	1,769,355
Procter & Gamble Co. (a)	234,841	12,000,375
		17,230,769
Personal Products 0.2%
Avon Products, Inc.	33,670	868,013
Estee Lauder Companies, Inc. "A"	9,100	297,297
		1,165,310
Tobacco 1.7%
Altria Group, Inc.	167,470	2,744,833
Lorillard, Inc.	13,702	928,585
Philip Morris International, Inc. (a)	158,070	6,895,014
Reynolds American, Inc.	13,328	514,727
		11,083,159
Energy 12.3%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	24,271	884,435
BJ Services Co. (a)	23,086	314,662
Cameron International Corp.*	17,200	486,760
Diamond Offshore Drilling, Inc. (a)	5,900	489,995
ENSCO International, Inc.	11,200	390,544
FMC Technologies, Inc.*	10,200	383,316
Halliburton Co.	71,073	1,471,211
Nabors Industries Ltd.*	22,496	350,488
National-Oilwell Varco, Inc.*	33,000	1,077,780
Rowan Companies, Inc. (a)	11,182	216,036
Schlumberger Ltd. (a)	96,418	5,217,178
Smith International, Inc.	19,300	496,975
		11,779,380
Oil, Gas & Consumable Fuels 10.5%
Anadarko Petroleum Corp. (a)	39,814	1,807,157
Apache Corp.	27,053	1,951,874
Cabot Oil & Gas Corp.	8,200	251,248
	Shares	Value ($)

Chesapeake Energy Corp. (a)	45,200	896,316
Chevron Corp.	161,582	10,704,808
ConocoPhillips	119,342	5,019,525
CONSOL Energy, Inc.	14,300	485,628
Denbury Resources, Inc.*	19,700	290,181
Devon Energy Corp. (a)	35,792	1,950,664
El Paso Corp.	55,354	510,917
EOG Resources, Inc.	19,757	1,341,895
ExxonMobil Corp. (a)	393,204	27,488,892
Hess Corp.	22,950	1,233,563
Marathon Oil Corp.	57,542	1,733,740
Massey Energy Co. (a)	8,300	162,182
Murphy Oil Corp.	15,000	814,800
Noble Energy, Inc.	14,700	866,859
Occidental Petroleum Corp. (a)	65,088	4,283,441
Peabody Energy Corp.	21,100	636,376
Pioneer Natural Resources Co.	9,300	237,150
Range Resources Corp.	12,268	508,018
Southwestern Energy Co.*	29,000	1,126,650
Spectra Energy Corp.	49,491	837,388
Sunoco, Inc.	10,516	243,971
Tesoro Corp. (a)	12,700	161,671
Valero Energy Corp.	44,804	756,740
Williams Companies, Inc.	45,687	713,174
XTO Energy, Inc.	46,985	1,792,008
		68,806,836
Financials 13.5%
Capital Markets 3.0%
Ameriprise Financial, Inc.	20,705	502,510
Bank of New York Mellon Corp.	94,848	2,779,995
Charles Schwab Corp.	78,563	1,377,995
E*TRADE Financial Corp.*	39,900	51,072
Federated Investors, Inc. "B"	7,000	168,630
Franklin Resources, Inc.	12,252	882,267
Invesco Ltd.	31,092	554,060
Janus Capital Group, Inc.	12,271	139,889
Legg Mason, Inc. (a)	11,700	285,246
Morgan Stanley	107,840	3,074,518
Northern Trust Corp.	19,404	1,041,607
State Street Corp.	39,265	1,853,308
T. Rowe Price Group, Inc. (a)	21,720	905,072
The Goldman Sachs Group, Inc.	40,533	5,976,186
		19,592,355
Commercial Banks 2.7%
BB&T Corp.	53,434	1,174,479
Comerica, Inc. (a)	11,837	250,352
Fifth Third Bancorp.	62,106	440,953
First Horizon National Corp. (a)	14,872	178,459
Huntington Bancshares, Inc.	46,760	195,457
KeyCorp	61,329	321,364
M&T Bank Corp. (a)	7,550	384,521
Marshall & Ilsley Corp. (a)	28,652	137,530
PNC Financial Services Group, Inc. (a)	36,163	1,403,486
Regions Financial Corp.	98,561	398,186
SunTrust Banks, Inc. (a)	39,071	642,718
US Bancorp.	152,954	2,740,936
Wells Fargo & Co. (a)	373,810	9,068,631
Zions Bancorp.	9,011	104,167
		17,441,239
Consumer Finance 0.6%
American Express Co.	95,625	2,222,325
Capital One Financial Corp. (a)	36,402	796,476
	Shares	Value ($)

Discover Financial Services	37,870	388,925
SLM Corp.* (a)	40,278	413,655
		3,821,381
Diversified Financial Services 3.7%
Bank of America Corp. (a)	649,881	8,578,429
CIT Group, Inc. (a)	25,224	54,232
Citigroup, Inc. (a)	440,031	1,306,892
CME Group, Inc. (a)	5,300	1,648,883
IntercontinentalExchange, Inc.*	6,200	708,288
JPMorgan Chase & Co. (a)	312,991	10,676,123
Leucadia National Corp.*	14,000	295,260
Moody's Corp.	15,752	415,065
NYSE Euronext	22,000	599,500
The NASDAQ OMX Group, Inc.*	10,800	230,148
		24,512,820
Insurance 2.3%
Aflac, Inc.	37,737	1,173,243
Allstate Corp.	42,256	1,031,046
American International Group, Inc. (a)	219,181	254,250
Aon Corp.	23,383	885,514
Assurant, Inc.	8,600	207,174
Chubb Corp.	28,070	1,119,432
Cincinnati Financial Corp.	12,809	286,281
Genworth Financial, Inc. "A"	34,900	243,951
Hartford Financial Services Group, Inc.	28,334	336,325
Lincoln National Corp.	22,569	388,413
Loews Corp.	28,582	783,147
Marsh & McLennan Companies, Inc.	40,613	817,540
MBIA, Inc.*	15,364	66,526
MetLife, Inc.	65,932	1,978,619
Principal Financial Group, Inc.	25,511	480,627
Progressive Corp.*	53,356	806,209
Prudential Financial, Inc.	37,063	1,379,485
The Travelers Companies, Inc.	48,871	2,005,666
Torchmark Corp. (a)	6,910	255,946
Unum Group	26,165	414,977
XL Capital Ltd. "A" (a)	27,677	317,178
		15,231,549
Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co. "A" (REIT)	9,297	82,278
AvalonBay Communities, Inc. (REIT) (a)	7,399	413,900
Boston Properties, Inc. (REIT) (a)	11,081	528,564
Equity Residential (REIT)	21,530	478,612
HCP, Inc. (REIT)	19,985	423,482
Health Care REIT, Inc. (REIT) (a)	8,300	283,030
Host Hotels & Resorts, Inc. (REIT)	48,100	403,559
Kimco Realty Corp. (REIT) (a)	24,800	249,240
Plum Creek Timber Co., Inc. (REIT) (a)	15,100	449,678
ProLogis (REIT) (a)	36,600	294,996
Public Storage (REIT) (a)	9,946	651,264
Simon Property Group, Inc. (REIT)	22,265	1,145,089
Ventas, Inc. (REIT) (a)	12,100	361,306
Vornado Realty Trust (REIT) (a)	12,929	582,193
		6,347,191
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"* (a)	16,800	157,248
	Shares	Value ($)

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp., Inc.	46,200	613,998
People's United Financial, Inc.	28,000	421,120
		1,035,118
Health Care 13.8%
Biotechnology 1.9%
Amgen, Inc.*	81,516	4,315,457
Biogen Idec, Inc.*	23,460	1,059,219
Celgene Corp.*	37,800	1,808,352
Cephalon, Inc.* (a)	5,500	311,575
Genzyme Corp.*	22,103	1,230,474
Gilead Sciences, Inc.* (a)	73,072	3,422,693
		12,147,770
Health Care Equipment & Supplies 2.0%
Baxter International, Inc. (a)	48,803	2,584,607
Becton, Dickinson & Co.	19,178	1,367,583
Boston Scientific Corp.*	118,865	1,205,291
C.R. Bard, Inc.	7,798	580,561
DENTSPLY International, Inc.	11,700	357,084
Hospira, Inc.*	12,620	486,122
Intuitive Surgical, Inc.*	3,300	540,078
Medtronic, Inc.	90,125	3,144,461
St. Jude Medical, Inc.*	27,188	1,117,427
Stryker Corp.	20,482	813,955
Varian Medical Systems, Inc.*	9,800	344,372
Zimmer Holdings, Inc.*	17,684	753,339
		13,294,880
Health Care Providers & Services 2.1%
Aetna, Inc.	35,972	901,099
AmerisourceBergen Corp.	24,764	439,313
Cardinal Health, Inc.	28,400	867,620
CIGNA Corp.	22,105	532,509
Coventry Health Care, Inc.*	11,895	222,555
DaVita, Inc.*	8,200	405,572
Express Scripts, Inc.*	21,868	1,503,425
Humana, Inc.*	13,675	441,156
Laboratory Corp. of America Holdings*	8,491	575,605
McKesson Corp.	21,715	955,460
Medco Health Solutions, Inc.*	38,928	1,775,506
Patterson Companies, Inc.* (a)	7,200	156,240
Quest Diagnostics, Inc.	12,316	694,992
Tenet Healthcare Corp.* (a)	33,700	95,034
UnitedHealth Group, Inc. (a)	95,808	2,393,284
WellPoint, Inc.*	39,088	1,989,188
		13,948,558
Health Care Technology 0.0%
IMS Health, Inc.	14,430	183,261
Life Sciences Tools & Services 0.4%
Life Technologies Corp.* (a)	13,210	551,121
Millipore Corp.*	4,415	309,977
PerkinElmer, Inc.	9,336	162,447
Thermo Fisher Scientific, Inc.*	33,821	1,378,882
Waters Corp.*	7,800	401,466
		2,803,893
Pharmaceuticals 7.4%
Abbott Laboratories (a)	124,582	5,860,337
Allergan, Inc.	24,324	1,157,336
Bristol-Myers Squibb Co. (a)	159,562	3,240,704
Eli Lilly & Co. (a)	81,737	2,831,370
Forest Laboratories, Inc.*	23,795	597,492
Johnson & Johnson (a)	222,034	12,611,531
	Shares	Value ($)

King Pharmaceuticals, Inc.*	19,486	187,650
Merck & Co., Inc. (a)	169,959	4,752,054
Mylan, Inc.* (a)	26,636	347,600
Pfizer, Inc. (a)	543,689	8,155,335
Schering-Plough Corp.	131,150	3,294,488
Watson Pharmaceuticals, Inc.*	8,255	278,111
Wyeth (a)	107,476	4,878,336
		48,192,344
Industrials 9.7%
Aerospace & Defense 2.7%
Boeing Co. (a)	58,908	2,503,590
General Dynamics Corp.	31,234	1,730,051
Goodrich Corp.	10,061	502,748
Honeywell International, Inc.	58,347	1,832,096
ITT Corp.	14,394	640,533
L-3 Communications Holdings, Inc.	9,400	652,172
Lockheed Martin Corp.	26,293	2,120,531
Northrop Grumman Corp.	25,831	1,179,960
Precision Castparts Corp.	11,000	803,330
Raytheon Co.	31,996	1,421,582
Rockwell Collins, Inc.	12,431	518,746
United Technologies Corp.	76,000	3,948,960
		17,854,299
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	13,700	714,455
Expeditors International of Washington, Inc. (a)	17,200	573,448
FedEx Corp.	25,065	1,394,115
United Parcel Service, Inc. "B"	80,058	4,002,100
		6,684,118
Airlines 0.1%
Southwest Airlines Co.	59,695	401,747
Building Products 0.1%
Masco Corp. (a)	28,465	272,695
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	8,386	215,352
Cintas Corp. (a)	10,342	236,211
Iron Mountain, Inc.* (a)	14,200	408,250
Pitney Bowes, Inc.	16,246	356,275
R.R. Donnelley & Sons Co.	17,329	201,363
Republic Services, Inc.	25,299	617,549
Stericycle, Inc.* (a)	6,700	345,251
Waste Management, Inc.	40,169	1,131,159
		3,511,410
Construction & Engineering 0.2%
Fluor Corp.	14,450	741,140
Jacobs Engineering Group, Inc.*	9,700	408,273
Quanta Services, Inc.*	15,600	360,828
		1,510,241
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	13,228	410,729
Emerson Electric Co.	60,604	1,963,570
Rockwell Automation, Inc. (a)	11,147	358,042
		2,732,341
Industrial Conglomerates 2.1%
3M Co. (a)	55,936	3,361,754
General Electric Co. (a)	853,232	9,999,879
Textron, Inc.	23,882	230,700
		13,592,333
Machinery 1.4%
Caterpillar, Inc. (a)	48,536	1,603,629
Cummins, Inc.	15,912	560,262
	Shares	Value ($)

Danaher Corp.	21,765	1,343,771
Deere & Co.	33,824	1,351,269
Dover Corp.	14,702	486,489
Eaton Corp.	14,105	629,224
Flowserve Corp.	4,400	307,164
Illinois Tool Works, Inc. (a)	32,894	1,228,262
Manitowoc Co., Inc.	10,300	54,178
PACCAR, Inc.	29,001	942,822
Pall Corp.	9,353	248,416
Parker Hannifin Corp.	12,668	544,217
		9,299,703
Professional Services 0.2%
Dun & Bradstreet Corp.	4,200	341,082
Equifax, Inc.	9,991	260,765
Monster Worldwide, Inc.* (a)	9,785	115,561
Robert Half International, Inc.	12,300	290,526
		1,007,934
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	22,138	1,628,028
CSX Corp.	31,148	1,078,655
Norfolk Southern Corp.	29,586	1,114,505
Ryder System, Inc.	4,452	124,300
Union Pacific Corp.	40,562	2,111,658
		6,057,146
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	10,200	338,334
W.W. Grainger, Inc. (a)	5,109	418,325
		756,659
Information Technology 18.2%
Communications Equipment 2.7%
Ciena Corp.* (a)	7,465	77,263
Cisco Systems, Inc.* (a)	464,795	8,663,779
Harris Corp.	10,300	292,108
JDS Uniphase Corp.*	17,678	101,118
Juniper Networks, Inc.* (a)	42,100	993,560
Motorola, Inc.	179,280	1,188,626
QUALCOMM, Inc.	133,320	6,026,064
Tellabs, Inc.*	32,716	187,463
		17,529,981
Computers & Peripherals 5.4%
Apple, Inc.* (a)	71,862	10,235,305
Dell, Inc.* (a)	140,109	1,923,697
EMC Corp.*	162,167	2,124,388
Hewlett-Packard Co. (a)	192,327	7,433,438
International Business Machines Corp. (a)	106,502	11,120,939
Lexmark International, Inc. "A"*	6,168	97,763
NetApp, Inc.* (a)	26,684	526,208
QLogic Corp.*	9,518	120,688
SanDisk Corp.*	19,500	286,455
Sun Microsystems, Inc.*	60,145	554,539
Teradata Corp.*	13,951	326,872
Western Digital Corp.*	17,800	471,700
		35,221,992
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	27,597	560,495
Amphenol Corp. "A"	13,900	439,796
Corning, Inc.	126,022	2,023,913
FLIR Systems, Inc.*	10,900	245,904
Jabil Circuit, Inc.	16,647	123,521
Molex, Inc. (a)	11,117	172,869
		3,566,498
	Shares	Value ($)

Internet Software & Services 1.8%
Akamai Technologies, Inc.* (a)	13,500	258,930
eBay, Inc.*	88,368	1,513,744
Google, Inc. "A"* (a)	19,353	8,159,031
VeriSign, Inc.*	15,300	282,744
Yahoo!, Inc.* (a)	112,388	1,759,996
		11,974,445
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	7,673	340,835
Automatic Data Processing, Inc.	40,408	1,432,060
Cognizant Technology Solutions Corp. "A"*	23,500	627,450
Computer Sciences Corp.*	11,944	529,119
Convergys Corp.*	10,072	93,468
Fidelity National Information Services, Inc. (a)	14,400	287,424
Fiserv, Inc.*	13,042	596,019
MasterCard, Inc. "A"	5,800	970,398
Paychex, Inc. (a)	27,911	703,357
Total System Services, Inc.	15,461	207,023
Western Union Co.	56,512	926,797
		6,713,950
Office Electronics 0.1%
Xerox Corp.	68,288	442,506
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	48,060	185,992
Altera Corp.	24,586	400,260
Analog Devices, Inc.	22,935	568,329
Applied Materials, Inc.	105,830	1,160,955
Broadcom Corp. "A"*	33,721	835,944
Intel Corp. (a)	449,145	7,433,350
KLA-Tencor Corp.	13,445	339,486
Linear Technology Corp. (a)	20,314	474,332
LSI Corp.* (a)	50,913	232,163
MEMC Electronic Materials, Inc.*	17,700	315,237
Microchip Technology, Inc. (a)	14,400	324,720
Micron Technology, Inc.* (a)	62,820	317,869
National Semiconductor Corp.	18,626	233,756
Novellus Systems, Inc.*	7,714	128,824
NVIDIA Corp.* (a)	44,021	496,997
Teradyne, Inc.* (a)	13,404	91,952
Texas Instruments, Inc.	100,979	2,150,853
Xilinx, Inc. (a)	22,246	455,153
		16,146,172
Software 4.2%
Adobe Systems, Inc.*	42,210	1,194,543
Autodesk, Inc.*	19,848	376,715
BMC Software, Inc.*	14,806	500,295
CA, Inc.	31,459	548,330
Citrix Systems, Inc.* (a)	14,598	465,530
Compuware Corp.*	19,446	133,400
Electronic Arts, Inc.*	26,858	583,356
Intuit, Inc.*	25,970	731,315
McAfee, Inc.*	12,100	510,499
Microsoft Corp. (a)	616,671	14,658,270
Novell, Inc.*	27,236	123,379
Oracle Corp. (a)	305,178	6,536,913
Salesforce.com, Inc.* (a)	8,300	316,811
Symantec Corp.*	65,852	1,024,657
		27,704,013
	Shares	Value ($)

Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.	16,539	1,068,254
CF Industries Holdings, Inc.	3,900	289,146
Dow Chemical Co.	85,861	1,385,797
E.I. du Pont de Nemours & Co.	74,612	1,911,559
Eastman Chemical Co.	5,730	217,167
Ecolab, Inc.	13,266	517,241
International Flavors & Fragrances, Inc.	6,243	204,271
Monsanto Co.	43,916	3,264,716
PPG Industries, Inc.	13,250	581,675
Praxair, Inc. (a)	24,785	1,761,470
Sigma-Aldrich Corp.	9,940	492,626
		11,693,922
Construction Materials 0.1%
Vulcan Materials Co. (a)	9,022	388,848
Containers & Packaging 0.2%
Ball Corp.	7,436	335,810
Bemis Co., Inc.	7,872	198,374
Owens-Illinois, Inc.*	13,200	369,732
Pactiv Corp.*	10,819	234,772
Sealed Air Corp.	12,396	228,706
		1,367,394
Metals & Mining 0.9%
AK Steel Holding Corp.	10,400	199,576
Alcoa, Inc.	81,381	840,666
Allegheny Technologies, Inc. (a)	8,017	280,034
Freeport-McMoRan Copper & Gold, Inc.	33,199	1,663,602
Newmont Mining Corp.	40,032	1,636,108
Nucor Corp. (a)	24,830	1,103,197
Titanium Metals Corp.	6,700	61,573
United States Steel Corp.	11,859	423,840
		6,208,596
Paper & Forest Products 0.2%
International Paper Co.	37,472	566,952
MeadWestvaco Corp.	13,459	220,862
Weyerhaeuser Co.	16,798	511,163
		1,298,977
Telecommunication Services 3.5%
Diversified Telecommunication Services 3.1%
AT&T, Inc. (a)	475,436	11,809,830
CenturyTel, Inc. (a)	8,119	249,253
Embarq Corp.	11,198	470,988
Frontier Communications Corp.	24,590	175,573
Qwest Communications International, Inc. (a)	126,240	523,896
Verizon Communications, Inc. (a)	229,429	7,050,353
Windstream Corp.	34,659	289,749
		20,569,642
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	31,800	1,002,654
MetroPCS Communications, Inc.*	20,400	271,524
Sprint Nextel Corp.*	231,568	1,113,842
		2,388,020
Utilities 4.1%
Electric Utilities 2.3%
Allegheny Energy, Inc.	13,310	341,402
American Electric Power Co., Inc.	40,016	1,156,062
Duke Energy Corp. (a)	105,383	1,537,538
Edison International	28,467	895,572
	Shares	Value ($)

Entergy Corp.	14,956	1,159,389
Exelon Corp. (a)	53,542	2,741,886
FirstEnergy Corp.	24,054	932,092
FPL Group, Inc.	34,284	1,949,388
Northeast Utilities	12,300	274,413
Pepco Holdings, Inc.	16,900	227,136
Pinnacle West Capital Corp.	7,608	229,381
PPL Corp.	29,628	976,539
Progress Energy, Inc.	21,874	827,493
Southern Co.	65,004	2,025,525
		15,273,816
Gas Utilities 0.2%
EQT Corp.	10,300	359,573
Nicor, Inc.	3,584	124,078
Questar Corp.	13,700	425,522
		909,173
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	56,448	655,361
Constellation Energy Group, Inc.	14,410	383,018
Dynegy, Inc. "A"*	39,872	90,510
		1,128,889
Multi-Utilities 1.4%
Ameren Corp.	16,669	414,891
CenterPoint Energy, Inc.	26,021	288,313
CMS Energy Corp. (a)	19,472	235,222
Consolidated Edison, Inc.	21,622	809,095
Dominion Resources, Inc. (a)	48,158	1,609,440
DTE Energy Co.	12,857	411,424
Integrys Energy Group, Inc.	6,000	179,940
NiSource, Inc.	22,008	256,613
PG&E Corp.	31,149	1,197,368
Public Service Enterprise Group, Inc.	39,950	1,303,569
	Shares	Value ($)

SCANA Corp.	9,300	301,971
Sempra Energy	20,487	1,016,770
TECO Energy, Inc. (a)	16,800	200,424
Wisconsin Energy Corp.	9,200	374,532
Xcel Energy, Inc.	34,057	626,989
		9,226,561
Total Common Stocks (Cost $787,510,915)		648,424,915
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.28%**, 11/19/2009 (b) (Cost $874,043)	875,000	874,126
	Shares	Value ($)

Securities Lending Collateral 37.9%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $247,908,871)	247,908,871	247,908,871

Cash Equivalents 0.9%
Cash Management QP Trust, 0.27% (c) (Cost $5,571,119)	5,571,119	5,571,119
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,041,864,948)+	138.0	902,779,031
Other Assets and Liabilities, Net (a)	(38.0)	(248,485,410)
Net Assets	100.0	654,293,621
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $1,064,195,213. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $161,416,182. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,862,466 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $235,278,648.
(a) All or a portion of these securities were on loan amounting to $239,726,585. In addition, included in other assets and liabilities, net is a pending sale, amounting to $497,883, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $240,224,468, which is 36.7% of net assets.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/17/2009	30	6,899,563	6,866,250	(33,313)

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3
Common Stock and/or Other Equity Investments (e)	$ 648,424,915	$ —	$
Short-Term Investments (e)	247,908,871	6,445,245	—
Total	$ 896,333,786	$ 6,445,245	$ —
Liabilities
Derivatives (f)	$ (33,313)	$ —	$ —
Total	$ (33,313)	$ —	$ —
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized depreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $788,384,958) — including $239,726,585 of securities loaned	$ 649,299,041
Investment in Daily Assets Fund Institutional (cost $247,908,871)*	247,908,871
Investment in Cash Management QP Trust (cost $5,571,119)	5,571,119
Total investments, at value (cost $1,041,864,948)	902,779,031
Dividends receivable	898,291
Interest receivable	72,601
Receivable for investments sold	629,240
Receivable for Portfolio shares sold	33,105
Other assets	29,835
Total assets	904,442,103
Liabilities
Cash overdraft	69,597
Payable upon return of securities loaned	247,908,871
Payable for investments purchased	1,122,948
Payable for Portfolio shares redeemed	739,379
Payable for daily variation margin on open futures contracts	42,750
Accrued management fee	110,293
Accrued expenses and payables	154,644
Total liabilities	250,148,482
Net assets, at value	$ 654,293,621
Net Assets Consist of
Undistributed net investment income	6,988,615
Net unrealized appreciation (depreciation) on: Investments	(139,085,917)
Futures	(33,313)
Accumulated net realized gain (loss)	(50,929,217)
Paid-in capital	837,353,453
Net assets, at value	$ 654,293,621
Class A Net Asset Value, offering and redemption price per share ($595,206,420 ÷ 62,345,953 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.55
Class B Net Asset Value, offering and redemption price per share ($41,256,459 ÷ 4,318,443 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.55
Class B2 Net Asset Value, offering and redemption price per share ($17,830,742 ÷ 1,866,221 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.55
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends	$ 7,818,624
Interest	1,535
Interest — Cash Management QP Trust	18,900
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	360,226
Total Income	8,199,285
Expenses: Management fee	600,367
Administration fee	300,184
Custodian fee	18,806
Distribution service fees (Class B and Class B2)	68,165
Record keeping fee (Class B2)	12,735
Services to shareholders	4,961
Professional fees	37,394
Trustees' fees and expenses	13,669
Reports to shareholders	28,877
Other	28,192
Total expenses before expense reductions	1,113,350
Expense reductions	(134,386)
Total expenses after expense reductions	978,964
Net investment income (loss)	7,220,321
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(8,177,380)
Futures	928,991
(7,248,389)
Change in net unrealized appreciation (depreciation) Investments	19,727,224
Futures	(90,071)
19,637,153
Net gain (loss)	12,388,764
Net increase (decrease) in net assets resulting from operations	$ 19,609,085

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 7,220,321	$ 18,770,180
Net realized gain (loss)	(7,248,389)	(6,289,222)
Change in net unrealized appreciation (depreciation)	19,637,153	(415,936,682)
Net increase (decrease) in net assets resulting from operations	19,609,085	(403,455,724)
Distributions to shareholders from:
Net investment income: Class A	(17,327,332)	(20,754,466)
Class B	(1,082,916)	(1,112,015)
Class B2	(464,083)	(765,628)
Total distributions	(18,874,331)	(22,632,109)
Portfolio share transactions: Class A Proceeds from shares sold	38,250,895	61,208,851
Reinvestment of distributions	17,327,332	20,754,466
Cost of shares redeemed	(45,577,560)	(154,585,231)
Net increase (decrease) in net assets from Class A share transactions	10,000,667	(72,621,914)
Class B Proceeds from shares sold	2,554,244	8,002,088
Reinvestment of distributions	1,082,916	1,112,015
Cost of shares redeemed	(2,915,910)	(9,476,800)
Net increase (decrease) in net assets from Class B share transactions	721,250	(362,697)
Class B2 Proceeds from shares sold	133,095	2,162,449
Reinvestment of distributions	464,083	765,628
Cost of shares redeemed	(1,700,221)	(18,892,660)
Net increase (decrease) in net assets from Class B2 share transactions	(1,103,043)	(15,964,583)
Increase (decrease) in net assets	10,353,628	(515,037,027)
Net assets at beginning of period	643,939,993	1,158,977,020
Net assets at end of period (including undistributed net investment income of $6,988,615 and $18,642,625, respectively)	$ 654,293,621	$ 643,939,993

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Class A Shares outstanding at beginning of period	61,222,579	67,350,398
Shares sold	4,336,109	4,745,972
Shares issued to shareholders in reinvestment of distributions	1,969,015	1,446,304
Shares redeemed	(5,181,750)	(12,320,095)
Net increase (decrease) in Class A shares	1,123,374	(6,127,819)
Shares outstanding at end of period	62,345,953	61,222,579
Class B Shares outstanding at beginning of period	4,244,481	4,176,782
Shares sold	287,936	720,240
Shares issued to shareholders in reinvestment of distributions	122,919	77,384
Shares redeemed	(336,893)	(729,925)
Net increase (decrease) in Class B shares	73,962	67,699
Shares outstanding at end of period	4,318,443	4,244,481
Class B2 Shares outstanding at beginning of period	1,992,383	3,113,678
Shares sold	14,466	180,545
Shares issued to shareholders in reinvestment of distributions	52,617	53,280
Shares redeemed	(193,245)	(1,355,120)
Net increase (decrease) in Class B2 shares	(126,162)	(1,121,295)
Shares outstanding at end of period	1,866,221	1,992,383

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 9.55	$ 15.53	$ 14.97	$ 13.11	$ 12.73	$ 11.64
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.27	.27	.24	.21	.21
Net realized and unrealized gain (loss)	.17	(5.93)	.52	1.78	.37	1.01
Total from investment operations	.28	(5.66)	.79	2.02	.58	1.22
Less distributions from: Net investment income	(.28)	(.32)	(.23)	(.16)	(.20)	(.13)
Net asset value, end of period	$ 9.55	$ 9.55	$ 15.53	$ 14.97	$ 13.11	$ 12.73
Total Return (%)	3.20c**	(37.15)[c]	5.30[c]	15.52[c]	4.68	10.59[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	595	584	1,046	1,412	1,102	790
Ratio of expenses before expense reductions and/or recoupments (%)	.34*	.33	.33	.28	.27	.28
Ratio of expenses after expense reductions and/or recoupments (%)	.30*	.28	.30	.27	.27	.29
Ratio of net investment income (loss) (%)	2.43*	2.07	1.71	1.73	1.62	1.76
Portfolio turnover rate (%)	5**	6	7[d]	9	15	1
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 9.54	$ 15.52	$ 14.96	$ 13.10	$ 12.72	$ 11.63
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.24	.23	.21	.17	.20
Net realized and unrealized gain (loss)	.17	(5.94)	.52	1.78	.38	.99
Total from investment operations	.27	(5.70)	.75	1.99	.55	1.19
Less distributions from: Net investment income	(.26)	(.28)	(.19)	(.13)	(.17)	(.10)
Net asset value, end of period	$ 9.55	$ 9.54	$ 15.52	$ 14.96	$ 13.10	$ 12.72
Total Return (%)	3.05c**	(37.34)[c]	5.03[c]	15.24[c]	4.42	10.32[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	40	65	84	68	53
Ratio of expenses before expense reductions and/or recoupments (%)	.59*	.58	.58	.53	.52	.53
Ratio of expenses after expense reductions and/or recoupments (%)	.55*	.53	.55	.52	.52	.54
Ratio of net investment income (loss) (%)	2.18*	1.82	1.46	1.48	1.37	1.71
Portfolio turnover rate (%)	5**	6	7[d]	9	15	1
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B2 Years Ended December 31,	2009[a]	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.54	$ 15.51	$ 14.96	$ 13.09	$ 12.94
Income (loss) from investment operations: Net investment income (loss)[c]	.09	.22	.21	.19	.05
Net realized and unrealized gain (loss)	.17	(5.93)	.52	1.79	.10
Total from investment operations	.26	(5.71)	.73	1.98	.15
Less distributions from: Net investment income	(.25)	(.26)	(.18)	(.11)	—
Net asset value, end of period	$ 9.55	$ 9.54	$ 15.51	$ 14.96	$ 13.09
Total Return (%)[d]	2.94**	(37.36)	4.85	15.20	1.16**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	19	48	57	59
Ratio of expenses before expense reductions (%)	.74*	.72	.72	.67	.66*
Ratio of expenses after expense reductions (%)	.67*	.63	.65	.63	.63*
Ratio of net investment income (loss) (%)	2.06*	1.72	1.36	1.37	1.34*
Portfolio turnover rate (%)	5**	6	7[e]	9	15
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period September 16, 2005 (commencement of operations) to December 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two portfolios. DWS Equity 500 Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. The Portfolio has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Portfolio's fiscal year. FAS 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio is subject to equity risk. The Portfolio invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

The primary risk exposure of the futures contracts is equity contract risk. See Statement of Assets and Liabilities for net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin. See Statement of Operations for net realized gain (loss) from futures and for change in net unrealized appreciation (depreciation) on futures.

A summary of the open futures contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2008, DWS Equity 500 Index VIP had a net tax basis capital loss carryforward of approximately $16,672,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012, whichever occurs first.

From November 1, 2008 through December 31, 2008, the Portfolio incurred approximately $4,747,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2009.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $29,222,230 and $33,429,079, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Portfolio or delegates such responsibility to the Portfolio's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays an annual management fee based on the Portfolio's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Portfolio's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2009 through April 30, 2009, the Advisor had contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	.28%
Class B	.53%
Class B2	.63%

For the period from May 1, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	.37%
Class B	.62%
Class B2	.77%

Accordingly, for the six months ended June 30, 2009, the Advisor waived a portion of its management fee aggregating $131,153 and the amount charged aggregated $469,214, which was equivalent to an annualized effective rate of 0.16% of the Portfolio's average daily net assets.

In addition, the Advisor reimbursed the Portfolio $2,796 of record keeping fees for Class B2 shares for the six months ended June 30, 2009.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $300,184, of which $54,435 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2009, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2009
Class B	$ 46,939	$ 8,512
Class B2	21,226	3,709
	$ 68,165	$ 12,221

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2009, the amounts charged to the Portfolio by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived
Class A	$ 376	$ 376
Class B	59	36
Class B2	24	24
	$ 459	$ 436

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2009, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $6,951, of which $2,117 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2009, the Portfolio's custodian fee was reduced by $1 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2009, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59% and 12%, respectively. At June 30, 2009, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 84%. At June 30, 2009, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B2 shares of the Portfolio, owning 100%.

G. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, events and transactions from July 1, 2009 through August 13, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Proxy Voting

The Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 778-1482.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Notes

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-equ500-3 (R-12540-1 8/09)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2009